Balance Sheet (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 157,278	$ 3,387,428	$ 552,315
Accounts receivable	0	99,786	17,351
Prepaid expenses and other current assets	89,408	153,681	9,073
Inventory, net	197,969	110,625	16,809
Total current assets	444,655	3,751,520	595,548
Property and equipment, net	14,417	15,176	7,075
Intangible assets	632,143	696,429	760,714
Goodwill	69,782	69,782	69,782
Other assets	2,125	2,125	2,125
Total assets	1,163,122	4,535,032	1,435,244
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	410,787	170,977	294,187
Accrued expenses and other current liabilities	278,177	720,965	146,774
Deferred revenue	101,675	0	0
Total current liabilities	790,639	891,942	440,961
Notes payable - related party	297,820	297,820	297,820
Total liabilities	1,088,459	1,189,762	738,781
COMMITMENTS AND CONTINGENCIES (Note 10)
Stockholders' equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value, 200,000,000 shares authorized at 2014 and 2013 and 100,000,000 shares authorized at 2012, 38,512,516, 37,362,160 and 18,745,706 shares issued and outstanding at December 31, 2014, 2013 and 2012, respectively	38,512	37,362	18,746
Additional paid-in capital	12,034,992	10,606,810	3,375,116
Accumulated deficit	(11,998,841)	(7,298,902)	(2,697,399)
Total stockholders' equity	74,663	3,345,270	696,463
Total liabilities and stockholders' equity	$ 1,163,122	$ 4,535,032	$ 1,435,244